Stock-Based Compensation (Details Textual) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended		39 Months Ended	42 Months Ended
	Jan. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013	Sep. 30, 2013	May 31, 2013	Feb. 02, 2013	Aug. 15, 2012	Jul. 03, 2012
Share-based compensation arrangement by share-based payment award, options, grants in period, gross		9,050,000			9,050,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price					$ 0.75
Share based compensation arrangement by share based payment award options shares purchased vested immediately	4,916,667
Share based compensation arrangement by share based payment award options shares purchased vested monthly	3,250,000
Share based compensation arrangement by share based payment award options shares purchased vested monthly term	3 years
Share based compensation arrangement by share based payment award options vested in period									833,333
Stock-based compensation		$ 165,318	$ 0	$ 0	$ 3,687,502	$ 0	$ 3,687,502	$ 3,852,820
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, stock options		1,517,077			1,683,088		1,683,088	1,517,077
Class of warrant or right, number of securities called by warrants or rights										110,000	248,542	1,400,000
Class Of Warrant, Value		115,026			157,761		157,761	115,026
Fair Value Of Class Of Warrants		$ 191,126			$ 191,126		$ 191,126	$ 191,126
Stock option
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	9,000,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	$ 0.75
Stock option | Two Consultants
Share-based compensation arrangement by share-based payment award, options, grants in period, gross					50,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price					$ 0.75
Share based compensation arrangement by share based payment award options shares purchased vested immediately					12,500
Warrant One
Class of warrant or right, number of securities called by warrants or rights					248,542		248,542
Class of warrant or right, exercise price of warrants or rights					0.33		0.33
Warrant Two
Class of warrant or right, number of securities called by warrants or rights					1,400,000		1,400,000
Warrant Three
Class of warrant or right, number of securities called by warrants or rights					110,000		110,000
Class of warrant or right, exercise price of warrants or rights					0.85		0.85